Post balance sheet event (Details) £ in Millions	12 Months Ended
Dec. 31, 2024 GBP (£)
Disposal groups classified as held for sale | German Consumer Finance portfolio
Disclosure of non-adjusting events after reporting period [line items]
Loss on disposal	£ 9